Long-term debt - Purchase warrants issued to CIBC (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 20, 2019 $ / shares shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	522,727
Variables used to determine the fair value of warrants
Share price | $ / shares	$ 8.27
Volatility	58.00%
Expected life of warrants	2 years
Risk free interest rate	1.61%
CIBC loan
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		32,171
Number of common share that each warrant entitles the holder | shares		1
Purchase warrant price per common share | $ / shares		$ 9.70
Term of the warrant		60 months
Fair value of warrants | $			$ 450	$ 196
Variables used to determine the fair value of warrants
Share price | $ / shares			$ 20.56	$ 11.55
Volatility			63.00%	54.00%
Expected life of warrants			2 years 7 months 6 days	3 years 7 months 6 days
Risk free interest rate			0.20%	1.68%
Dividend yield			0.00%	0.00%